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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23314

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                     PIMCO Flexible Municipal Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

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                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
                     PIMCO Flexible Municipal Income Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

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                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2020 to June 30, 2021

                               -----------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23314
Reporting Period: 07/01/2020 - 06/30/2021
PIMCO Flexible Municipal Income Fund









===================== PIMCO Flexible Municipal Income Fund =====================


BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

Ticker:       MUC            Security ID:  09254L107
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management


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BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.

Ticker:       MUS            Security ID:  09254A101
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management


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BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.

Ticker:       MUS            Security ID:  09254A101
Meeting Date: JAN 21, 2021   Meeting Type: Special
Record Date:  OCT 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1G    Approve Reorganization of Funds         For       For          Management
      between BlackRock MuniHoldings Quality
      Fund, Inc. and BlackRock MuniHoldings
      Fund, Inc.


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BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

Ticker:       MYC            Security ID:  09254M105
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management


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BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:       MCA            Security ID:  09254N103
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management


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BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

Ticker:       BNY            Security ID:  09248L106
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director R. Glenn Hubbard         For       For          Management
1.3   Elect Director John M. Perlowski        For       For          Management


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BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

Ticker:       BNY            Security ID:  09248L106
Meeting Date: JAN 21, 2021   Meeting Type: Special
Record Date:  OCT 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2A    Issue Shares in Connection with         For       For          Management
      Reorganization of BlackRock New York
      Municipal Income Quality Trust and
      BlackRock New York Municipal Income
      Trust
2B    Issue Shares in Connection with         For       For          Management
      Reorganization of BlackRock New York
      Municipal Income Trust II and
      BlackRock New York Municipal Income
      Trust


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y105
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       Withhold     Management
1.2   Elect Director Terence J. Toth          For       Withhold     Management
1.3   Elect Director Robert L. Young          For       Withhold     Management


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NUVEEN MUNICIPAL CREDIT INCOME FUND

Ticker:       NZF            Security ID:  67070X101
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management


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NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V101
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Municipal Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 30, 2021